Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Type:
Financial instruments received as collateral	$ 65,177	$ 82,342
Cash collateral received	23,052	16,759
Total financial liabilities	1,644,023	1,299,114
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	9,418	7,272
Time deposits	5,538	8,914
Overnight deposits	23,826	26,710
Repurchase agreements	206,188	141,263
Other accounts	22,329	29,961
Cash collateral received		8,960
Others	22,329	21,001
Accrued interest	63	112
Total financial liabilities	267,362	214,232
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	239,831	195,604
US dollar | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	27,494	18,565
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 37	$ 63